BETTER 10Q - FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis	The Company’s financial instruments measured at fair value on a recurring basis are summarized below:June 30, 2023(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $290,580 $— $290,580 Derivative assets, at fair value (1)— 1,993 271 2,264 Bifurcated derivative— — 237,667 237,667 Total Assets $— $292,573 $237,939 $530,512 Derivative liabilities, at fair value (1)$— $— $785 $785 Convertible preferred stock warrants (2)— — 2,830 2,830 Total Liabilities $— $— $3,615 $3,615 December 31, 2022(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $248,826 $— $248,826 Derivative assets, at fair value (1)— 2,732 316 3,048 Bifurcated derivative— — 236,603 236,603 Total Assets $— $251,558 $236,919 $488,477 Derivative liabilities, at fair value (1)$— $— $1,828 $1,828 Convertible preferred stock warrants (2)— — 3,096 3,096 Total Liabilities $— $— $4,924 $4,924 __________________(1)As of June 30, 2023 and December 31, 2022, derivative assets and liabilities represent both IRLCs and forward sale commitments.(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.The Company’s financial instruments measured at fair value on a recurring basis are summarized below:December 31, 2022(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $248,826 $— $248,826 Derivative assets, at fair value (1)— 2,732 316 3,048 Bifurcated derivative— — 236,603 236,603 Total Assets $— $251,558 $236,919 $488,478 Derivative liabilities, at fair value (1)$— $— $1,828 $1,828 Convertible preferred stock warrants (2)— — 3,096 3,096 Total Liabilities $— $— $4,924 $4,924 December 31, 2021(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $1,854,435 $— $1,854,435 Derivative assets, at fair value (1)— 812 8,484 9,296 Bifurcated derivative— — — — Total Assets $— $1,855,247 $8,484 $1,863,731 Derivative liabilities, at fair value (1)$— $1,466 $916 $2,382 Convertible preferred stock warrants (2)— — 31,997 31,997 Total Liabilities $— $1,466 $32,913 $34,379 __________________(1)As of December 31, 2022 and 2021, derivative assets and liabilities represent both IRLCs and forward sale commitments.(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
Schedule of Notional and Fair Value of Derivative Financial Instruments	The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:(Amounts in thousands)Notional ValueDerivative AssetDerivative LiabilityBalance as of June 30, 2023IRLCs$239,575 $271 $785 Forward commitments$356,000 1,993 — Total$2,264 $785 Balance as of December 31, 2022IRLCs$225,372 $316 $1,828 Forward commitments$422,000 2,732 — Total$3,048 $1,828 The notional and fair value of derivative financial instruments not designated as hedging instruments were as follows:(Amounts in thousands)Notional ValueDerivative AssetDerivative Liability Balance as of December 31, 2022IRLCs$225,372 $316 $1,828 Forward commitments$422,000 2,732 — Total$3,048 $1,828 Balance as of December 31, 2021IRLCs$2,560,577 $8,484 $916 Forward commitments$2,818,700 812 1,466 Total$9,296 $2,382
Schedule of Change in Fair Value of Derivative Liabilities	The following table presents the rollforward of Level 3 IRLCs:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $(1,513)$7,568 Change in fair value of IRLCs999 (7,371)Balance at end of period $(514)$197 The following table presents the rollforward of Level 3 bifurcated derivative:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $236,603 $— Change in fair value of bifurcated derivative1,064 277,777 Balance at end of period $237,667 $277,777 The following table presents the rollforward of Level 3 IRLCs:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $7,568 $39,972 Change in fair value of IRLCs(9,081)(32,404)Balance at end of year $(1,513)$7,568 The following table presents the rollforward of Level 3 bifurcated derivative:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $— $— Change in fair value of bifurcated derivative236,603 — Balance at end of year $236,603 $—
Schedule of Change in Fair Value of Warrant Liabilities	The following table presents the rollforward of Level 3 convertible preferred stock warrants:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $3,096 $31,997 Exercises— — Change in fair value of convertible preferred stock warrants(266)(20,411)Balance at end of period $2,830 $11,586 The following table presents the rollforward of Level 3 convertible preferred stock warrants:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $31,997 $25,799 Issuances— — Exercises— (26,592)Change in fair value of convertible preferred stock warrants(28,901)32,790 Balance at end of year $3,096 $31,997
Schedule of Offsetting Assets	The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.(Amounts in thousands)Gross Amount of Recognized AssetsGross Amount of Recognized LiabilitiesNet Amounts Presented in the Condensed Consolidated Balance SheetOffsetting of Forward Commitments - AssetsBalance as of:June 30, 2023:$2,077 $(84)$1,993 December 31, 2022$3,263 $(531)$2,732 Offsetting of Forward Commitments - LiabilitiesBalance as of:June 30, 2023:$— $— $— December 31, 2022$— $— $— The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.(Amounts in thousands)Gross Amount of Recognized AssetsGross Amount of Recognized LiabilitiesNet Amounts Presented in the Consolidated Balance SheetOffsetting of Forward Commitments - AssetsBalance as of:December 31, 2022: $3,263 $(531)$2,732 December 31, 2021 $2,598 $(1,786)$812 Offsetting of Forward Commitments - LiabilitiesBalance as of:December 31, 2022: $— $— $— December 31, 2021 $282 $(1,748)$(1,466)
Schedule of Offsetting Liabilities	The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.(Amounts in thousands)Gross Amount of Recognized AssetsGross Amount of Recognized LiabilitiesNet Amounts Presented in the Condensed Consolidated Balance SheetOffsetting of Forward Commitments - AssetsBalance as of:June 30, 2023:$2,077 $(84)$1,993 December 31, 2022$3,263 $(531)$2,732 Offsetting of Forward Commitments - LiabilitiesBalance as of:June 30, 2023:$— $— $— December 31, 2022$— $— $— The table below presents gross amounts of recognized assets and liabilities subject to master netting agreements.(Amounts in thousands)Gross Amount of Recognized AssetsGross Amount of Recognized LiabilitiesNet Amounts Presented in the Consolidated Balance SheetOffsetting of Forward Commitments - AssetsBalance as of:December 31, 2022: $3,263 $(531)$2,732 December 31, 2021 $2,598 $(1,786)$812 Offsetting of Forward Commitments - LiabilitiesBalance as of:December 31, 2022: $— $— $— December 31, 2021 $282 $(1,748)$(1,466)
Schedule of Quantitative Information about Significant Unobservable Inputs	The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:June 30, 2023(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.44% -98.74%86.5 %Bifurcated derivativeRisk free rate5.36%5.4 %Expected term (years)0.25 0.25 Fair value of new preferred or common stock$4.94 - $12.54$5.67 Convertible preferred stock warrantsRisk free rate4.07% - 4.31%4.2 %Volatility rate36.9% - 74.6%65.0 %Expected term (years)3.74 - 5.244.4 Fair value of common stock $0.00 - $4.12$1.73 December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75 0.75 Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94% - 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: (Amounts in thousands, except per share amounts)June 30, 2023December 31, 2022IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.46 $1,105 $1.66 $1,256 February 2019$1.46 73 $1.66 84 March 2019$1.00 375 $1.06 397 April 2019$1.00 1,170 $1.06 1,240 March 2020$0.80 107 $0.89 119 Total$2,830 $3,096 The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75%0.75 %Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94%- 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 December 31, 2021(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.01% - 99.43%83.5 %Convertible preferred stock warrantsRisk free rate0.19% - 0.73%0.27 %Volatility rate32.8% - 120.3%65.0 %Expected term (years)0.5 - 2.00.7 Fair value of common stock$6.80 - $29.42$14.91 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: December 31,(Amounts in thousands, except per share amounts)20222021IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.66 $1,256 $13.70 $10,364 February 2019$1.66 84 $13.70 689 March 2019$1.06 397 $12.54 4,703 April 2019$1.06 1,240 $12.54 14,671 March 2020$0.89 119 $11.70 1,570 Total$3,096 $31,997
Schedule of Carrying Amounts and Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring or Non-Recurring Basis	The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:June 30, 2023December 31, 2022(Amounts in thousands)Fair Value LevelCarrying AmountFair ValueCarrying AmountFair ValueShort-term investmentsLevel 1$32,884 $31,621 $— $— Loans held for investmentLevel 3$5,381 $5,882 $— $— Loan commitment assetLevel 3$16,119 $97,014 $16,119 $54,654 Pre-Closing Bridge NotesLevel 3$750,000 $189,215 $750,000 $269,067 Corporate line of creditLevel 3$118,584 $122,725 $144,403 $145,323 The following table presents the carrying amounts and estimated fair value of financial instruments that are not recorded at fair value on a recurring or non-recurring basis:As of December 31,20222021(Amounts in thousands)Fair Value LevelCarrying AmountFair ValueCarrying AmountFair ValueLoan commitment assetLevel 3$16,119 $54,654 $121,723 $121,723 Pre-Closing Bridge NotesLevel 3$750,000 $269,067 $477,333 $458,122 Corporate line of creditLevel 3$144,403 $145,323 $149,022 $161,417